LEASES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Leases [Abstract]
Components of Lease Expense and Supplemental Cash Flow Information
The following table presents cash flow information and the weighted average lease term and discount rate for leases (dollars in millions):

40 weeks ended November 30, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	700.2
Operating cash flows from finance leases	62.2
Financing cash flows from finance leases	78.3
ROU assets obtained in exchange for operating lease obligations	999.8
ROU assets obtained in exchange for finance lease obligations	—
Weighted average remaining lease term—operating leases (in years)	12.2
Weighted average remaining lease term—finance leases (in years)	9.1
Weighted average discount rate—operating leases	7.1%
Weighted average discount rate—finance leases	13.7%

The components of total lease cost, net consisted of the following (in millions):

	Classification	40 weeks ended November 30, 2019
Operating lease cost(1)	Cost of sales and Selling and administrative expenses(3)	$748.1
Finance lease cost
Amortization of lease assets	Cost of sales and Selling and administrative expenses(3)	70.1
Interest on lease liabilities	Interest expense, net	62.2

Variable lease cost(2)	Cost of sales and Selling and administrative expenses(3)	299.3
Sublease income	Net sales and other revenue	(83.6)

Total lease cost, net		$1,096.1

(1)	Includes short-term lease cost, which is immaterial.

(2)	Represents variable lease costs for both operating and finance leases. Includes contingent rent expense and other non-fixed
lease related costs, including property taxes, common area maintenance and property insurance.

(3)	Supply chain-related amounts are included in Cost of sales.

Balance Sheet Information
Balance sheet information related to leases as of November 30, 2019 consisted of the following (in millions):

	Classification	November 30, 2019
Assets
Operating	Operating lease right-of-use assets	$5,836.1
Finance	Property and equipment, net	458.8

Total lease assets		$6,294.9

Liabilities
Current
Operating	Current maturities of operating lease obligations	$549.7
Finance	Current maturities of long-term debt and finance lease obligations	101.1
Long-term
Operating	Long-term operating lease obligations	5,430.5
Finance	Long-term debt and finance lease obligations	601.2

Total lease liabilities		$6,682.5

Future Minimum Lease Payments For Finance Lease Obligations
Future minimum lease payments for operating and finance lease obligations as of November 30, 2019 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Finance Leases
Remainder of 2019	$224.0	$39.8
2020	947.0	147.6
2021	897.5	137.1
2022	838.4	125.8
2023	767.1	116.2
Thereafter	5,537.1	519.7

Total future minimum obligations	9,211.1	1,086.2
Less interest	(3,230.9)	(383.9)

Present value of net future minimum lease obligations	5,980.2	702.3
Less current portion	(549.7)	(101.1)

Long-term obligations	$5,430.5	$601.2

Future Minimum Lease Payments For Operating Leases
Future minimum lease payments for operating and finance lease obligations as of November 30, 2019 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Finance Leases
Remainder of 2019	$224.0	$39.8
2020	947.0	147.6
2021	897.5	137.1
2022	838.4	125.8
2023	767.1	116.2
Thereafter	5,537.1	519.7

Total future minimum obligations	9,211.1	1,086.2
Less interest	(3,230.9)	(383.9)

Present value of net future minimum lease obligations	5,980.2	702.3
Less current portion	(549.7)	(101.1)

Long-term obligations	$5,430.5	$601.2

Future Minimum Lease Payments for Capital Leases Under Previous Lease Accounting Standard
Future minimum lease payments for operating and capital lease obligations as of February 23, 2019 under the previous lease accounting standard consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

Future minimum lease payments to be made by the Company for
non-cancelable
operating lease and capital lease obligations as of February 23, 2019 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

Future Minimum Lease Payments for Operating Leases Under Previous Lease Accounting Standard
Future minimum lease payments for operating and capital lease obligations as of February 23, 2019 under the previous lease accounting standard consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

Future minimum lease payments to be made by the Company for
non-cancelable
operating lease and capital lease obligations as of February 23, 2019 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2019	$879.7	$170.5
2020	840.5	151.3
2021	783.2	134.9
2022	723.6	123.1
2023	651.0	114.1
Thereafter	4,338.6	509.1

Total future minimum obligations	$8,216.6	1,203.0

Less interest		(440.7)

Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)

Long-term obligations		$665.0

Schedule of Rent Expense and Tenant Rental Income
Rent expense and tenant rental income under operating leases consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Minimum rent	$853.5	$831.6	$792.2
Contingent rent	10.3	12.0	13.4

Total rent expense	863.8	843.6	805.6
Tenant rental income	(107.2)	(98.8)	(89.3)

Total rent expense, net of tenant rental income	$756.6	$744.8	$716.3